Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash flow from operating activities
Net loss attributable to Lottery.com Inc.	$ (11,678,299)	$ (7,478,525)	$ (25,537,315)	$ (59,999,072)
Adjustments to reconcile net loss to net cash used in operating activities:
Net income attributable to noncontrolling interest	(88,359)	(139,866)	279,747	(379,916)
Depreciation and amortization	2,615,728	2,796,518	5,691,379	5,601,374
Stock-based compensation expense			2,093,199	27,949,257
Loss on impairment of goodwill and intangibles			6,710,200	412,450
Issuance of common stock for legal settlement				241,740
Common stock granted for compensation and as payment in lieu of cash payments for accrued liabilities	7,530,796	716,699
Changes in assets & liabilities:
Accounts receivable	(215,894)	39,165	184,406	(129,465)
Prepaid expenses	(29,125)	17,158	389,164	3,487,315
Notes Receivable				(2,000,000)
Other current assets	(261,451)	(41,630)	(189,082)	(492,351)
Trade payables	84,844	186,659	384,169	6,601,098
Accrued and other expenses	432,918	2,639,348	6,982,419	210,805
Deferred revenue	(53,571)	(53,572)	(107,143)	(698,049)
Other liabilities		616,556	542,083	625,028
Accrued interest	216,369	528	374,703	307,912
Other long-term assets			125,000	(13,009,686)
Other long-term liabilities		125,000		(1,169)
Prior period adjustments to Accumulated Deficit			(32,151)
Net cash used by operating activities	(1,446,044)	(575,962)	(2,109,222)	(31,272,729)
Cash flow from investing activities
Purchases of property and equipment				(127,265)
Purchases of intangible assets				(1,124,823)
Net cash used in investing activities				(1,252,088)
Cash flow from financing activities
Proceeds from issuance of notes payable			2,270,993
Payments on notes payable - related parties				(15,664)
Proceeds from issuance of convertible debt	964,985	675,906
Net cash provided by financing activities	964,985	675,906	2,270,993	(15,664)
Effect of exchange rate changes on cash	149,185	(148,351)	95,289	4,277
Net change in net cash and restricted cash	(331,874)	(48,407)	257,060	(32,536,204)
Cash and restricted cash at beginning of period	359,826	102,766	102,766	32,638,970
Cash and restricted cash at end of period	27,952	54,359	359,826	102,766
Supplemental Disclosure of Cash Flow Information:
Interest paid in cash				483,582
Taxes paid in cash